Securities	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Securities
Note 5.    Securities
Securities

$ millions, as at	2020 Jul. 31	2019 Oct. 31
	Carrying amount
Debt securities measured at FVOCI	$52,890	$46,196
Equity securities designated at FVOCI	627	602
Securities measured at amortized cost (1)	30,002	20,115
Securities mandatorily measured and designated at FVTPL	60,825	54,397
	$144,344	$121,310
(1)
There were no sales of securities measured at amortized cost during the quarter (during the quarter ended October 31, 2019: $110 million of amortized cost debt securities were disposed of shortly before maturity resulting in a realized loss of $1 million).

Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at				2020 Jul. 31				2019 Oct. 31
	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$10,933	$31	$(1)	$10,963	$10,842	$12	$(3)	$10,851
Other Canadian governments	15,134	106	(1)	15,239	12,252	22	(3)	12,271
U.S. Treasury and agencies	11,335	80	(1)	11,414	9,353	25	(7)	9,371
Other foreign governments	6,269	40	(3)	6,306	5,318	25	(7)	5,336
Mortgage-backed securities	2,534	49	(3)	2,580	2,688	15	(4)	2,699
Asset-backed securities	232	–	(4)	228	47	–	–	47
Corporate debt	6,130	32	(2)	6,160	5,608	16	(3)	5,621
	52,567	338	(15)	52,890	46,108	115	(27)	46,196
Corporate public equity (2)	40	16	(2)	54	40	15	(9)	46
Corporate private equity	527	93	(47)	573	493	85	(22)	556
	567	109	(49)	627	533	100	(31)	602
	$53,134	$447	$(64)	$53,517	$46,641	$215	$ (58)	$46,798
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $24 million (October 31, 2019: $23 million).
(2)	Includes restricted stock.
The fair value of equity securities designated at FVOCI that were disposed of during the quarter was nil (nil and $18 million for the three months ended April 30, 2020 and July 31, 2019, respectively) and nil for the nine months ended July 31, 2020 (July 31, 2019: $19 million).
Net realized cumulative
after-tax
gains resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI of nil were reclassified from AOCI to retained earnings for the three months ended July 31, 2020 ($2 million and $2 million for the three months ended April 30, 2020 and July 31, 2019, respectively) and $31 million for the nine months ended July 31, 2020 (July 31, 2019: $13 million).
Dividend income recognized on equity securities designated at FVOCI that were still held as at July 31, 2020 was $1 million ($1 million and $4 million for the three months ended April 30, 2020 and July 31, 2019, respectively) and $6 million for the nine months ended July 31, 2020 (July 31, 2019: $7 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at July 31, 2020 was nil (nil and nil for the three months ended April 30, 2020 and July 31, 2019, respectively) and nil for the nine months ended July 31, 2020 (July 31, 2019: nil).

Allowance for credit losses
The following tables provide a reconciliation of the opening balance to the closing balance of the expected credit loss (ECL) allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired		Total
2020	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$19	$6	$7		$32
	Provision for (reversal of) credit losses (1)(2)	1	(1)	1		1
	Write-offs	–	–	–		–
	Foreign exchange and other	(1)	–	(8	) (3)	(9)
	Balance at end of period	$19	$5	$–		$24
2020	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$14	$2	$6		$22
	Provision for (reversal of) credit losses (1)(2)	5	4	–		9
	Write-offs	–	–	–		–
	Foreign exchange and other	–	–	1		1
	Balance at end of period	$19	$6	$7		$32
2019	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$15	$3	$6		$24
	Provision for (reversal of) credit losses (1)	–	–	–		–
	Write-offs	–	–	–		–
	Foreign exchange and other	(1)	–	–		(1)
	Balance at end of period	$14	$3	$6		$23
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.
(2)
Excludes stage 3 provisions for credit loss of $1
million for the three months ended July 31, 2020 (April 30, 2020: $13 million) for originated credit-impaired amortized cost securities that are recognized in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.

(3)
Includes ECL of $8 million relating to Barbados U.S. dollar denominated securities that were derecognized in the third quarter of 2020 as a result of a U.S. dollar denominated debt restructuring agreement completed with the Government of Barbados.

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the nine months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired		Total
2020	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$14	$3	$6		$23
	Provision for (reversal of) credit losses (1)(2)	5	3	1		9
	Write-offs	–	–	–		–
	Foreign exchange and other	–	(1)	(7	) (3)	(8)
	Balance at end of period	$19	$5	$–		$24
2019	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$15	$3	$5		$23
	Provision for (reversal of) credit losses (1)	–	–	4		4
	Write-offs	–	–	(4)		(4)
	Foreign exchange and other	(1)	–	1		–
	Balance at end of period	$14	$3	$6		$23
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.
(2)
Excludes stage 3 provisions for credit loss of $14 million for the nine months ended July 31, 2020 for originated credit-impaired amortized cost securities that are recognized in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.

(3)
Includes ECL of $8 million relating to Barbados U.S. dollar denominated securities that were derecognized in the third quarter of 2020 as a result of a U.S. dollar denominated debt restructuring agreement completed with the Government of Barbados.